LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Parenthetical) (Details)	Jun. 30, 2024
LOANS AND ADVANCES TO CUSTOMERS, NET
Expected credit loss rate	28.00%